Land use right, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Net book value	¥ 94,652	$ 14,853	¥ 96,713
Land
Land use right	101,007	15,850	101,007
Less: Accumulated amortization	(6,355)	(997)	(4,294)
Net book value	¥ 94,652	$ 14,853	¥ 96,713